UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 1	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 4	X

(Check appropriate box or boxes)

Davis Fundamental ETF Trust
(Exact Name of Registrant as Specified in Charter)
2949 E. Elvira Rd.
Ste. 101
 Tucson, AZ 85756
(Address of Principal Executive Office)
(520) 434-3778
(Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:
Ryan M. Charles
Vice President and Secretary
2949 E. Elvira Rd. Ste. 101
Tucson, AZ 85756
It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b)(1)(v) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph (a)(2) of Rule 485
as soon as practicable after the effective date of this registration statement

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on the 27th day of January 2017.
DAVIS FUNDAMENTAL ETF TRUST
*By: /s/ Ryan Charles
Ryan Charles
Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on January 27, 2017.

SIGNATURE	TITLE

/s/ Kenneth C. Eich*	Principal Executive Officer
Kenneth C. Eich

/s/ Douglas Haines*	Principal Financial Officer and Principal Accounting Officer
Douglas Haines

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q).
*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

DAVIS FUNDAMENTAL ETF TRUST

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated.

Signature	Title

/s/ Kenneth Eich*	Trustee
Kenneth Eich

/s/ Thomas Tays*	Trustee
Thomas Tays

/s/ Ralph Egizi*	Trustee
Ralph Egizi

* Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 28 (q).

*By: /s/ Ryan Charles
Ryan Charles
Attorney-in-Fact